Other Assets and Receivables - Summary of Receivables (Detail) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Other Assets And Receivables [abstract]
Loans to associates	€ 0	€ 8
Receivables from policyholders	118	137
Receivables from brokers and agents	270	239
Cash outstanding from assets sold	176	133
Trade receivables	654	178
Cash collateral	515	516
Income tax receivable	286	172
Other	1,828	2,194
Expected credit losses	(18)	(10)
Receivables	3,830	3,567
Current	3,736	3,564
Non-current	€ 94	€ 2